SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cash and Cash Equivalents) (Narrative) (Details) (USD $)	Jan. 02, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies Cash And Cash Equivalents Narrative Details
Payment To Federal Deposit Insurance Corporation		$ 250,000
Insurance Coverage Revert	$ 250,000